UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interest
Beginning balance	$ 8,033	$ 7,975	$ 11	$ 23,487	$ (15,469)	$ (57)	$ 3	$ 58
Beginning balance (in shares) at Dec. 31, 2021			532,000
Proceeds from issuance of equity instruments (in shares)			13,000
Proceeds from issuance of equity instruments	142	142		142
Share-based compensation	137	137		137
Net income	778	780			780			(2)
Other comprehensive income	(9)	6				20	(14)	(15)
Ending balance (in shares) at Sep. 30, 2022			545,000
Ending balance at Sep. 30, 2022	9,081	9,040	$ 11	23,766	(14,689)	(38)	(11)	41
Beginning balance	9,081	9,040	11	23,766	(14,689)	(38)	(11)	41
Beginning balance	$ 9,960	9,913	$ 11	23,831	(14,021)	103	(11)	47
Beginning balance (in shares) at Dec. 31, 2022	547,755		548,000
Proceeds from issuance of equity instruments (in shares)			5,000
Proceeds from issuance of equity instruments	$ 49	49		49
Share-based compensation	120	120		120
Net income	740	743			743			(3)
Other comprehensive income	$ (38)	(38)				(37)	(1)
Ending balance (in shares) at Sep. 30, 2023	553,199		553,000
Ending balance at Sep. 30, 2023	$ 10,831	10,787	$ 11	24,000	(13,278)	66	(12)	44
Beginning balance	$ 10,831	$ 10,787	$ 11	$ 24,000	$ (13,278)	$ 66	$ (12)	$ 44